Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and liabilities directly associated with non current assets held for sale [abstract]
Accounts and notes payable	$ 394,975	$ 434,938
Dividends payable	216	244
Unearned income	73,983	12,744
Unearned fees	833	3,816
Payables due to brokerage transactions	18,463	24,488
Collateral for financial transactions (threshold)	464,722	196,012
Other liabilities	54,370	37,370
Totals	$ 1,007,562	$ 709,612